SELECTED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2020
Selected Quarterly Financial Data
SELECTED QUARTERLY FINANCIAL DATA
(UNAUDITED)

(In thousands, except per share data)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Total
Year Ended December 31, 2020
Revenues (1)	$1,008,156	$1,355,385	$1,536,671	$1,154,716	$5,054,928
Gross profit	$247,615	$319,199	$373,763	$282,244	$1,222,821
Net income attributable to Watsco, Inc.	$30,502	$86,578	$106,489	$46,010	$269,579

Earnings per share for Common and Class B common stock (2):
Basic	$0.72	$2.26	$2.77	$1.14	$7.03

Diluted	$0.72	$2.26	$2.76	$1.14	$7.01

Year Ended December 31, 2019
Revenues (1)	$931,278	$1,371,854	$1,394,915	$1,072,315	$4,770,362
Gross profit	$233,760	$327,984	$334,691	$260,521	$1,156,956
Net income attributable to Watsco, Inc.	$35,037	$90,155	$83,480	$37,278	$245,950

Earnings per share for Common and Class B common stock (2):
Basic	$0.88	$2.40	$2.20	$0.92	$6.51

Diluted	$0.88	$2.40	$2.20	$0.92	$6.50

(1)
Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the first and fourth quarters. Demand related to the new construction sectors throughout most of the markets is fairly evenly distributed throughout the year except for dependence on housing completions and related weather and economic conditions.

(2)
Quarterly and
year-to-date
earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.